CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interest
Balances at Dec. 31, 2009	$ 1,222,699	$ 8,102	$ 571,024	$ 52,137	$ 590,464	$ 972
Balances (in shares) at Dec. 31, 2009		60,919
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	11,798	114	11,684
Issuance of ordinary shares pursuant to stock plans (in shares)		856
Stock-based compensation expenses	13,402		13,402
Sale (purchase) of subsidiaries' shares from non-controlling interest	453					453
Net income (loss)	(19,339)				(19,094)	(245)
Unrealized gain (loss) on available-for-sale securities, net	868			868
Currency translation adjustments	10,645			10,607		38
Balances at Dec. 31, 2010	1,240,526	8,216	596,110	63,612	571,370	1,218
Balances (in shares) at Dec. 31, 2010		61,775
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	6,164	82	6,082
Issuance of ordinary shares pursuant to stock plans (in shares)		615
Issuance of ordinary shares pursuant to convertible bond conversion	96,798	499	96,299
Issuance of ordinary shares pursuant to convertible bond conversion (in shares)	3,800	3,753
Stock-based compensation expenses	16,607		16,607
Sale (purchase) of subsidiaries' shares from non-controlling interest	5,702					5,702
Net income (loss)	(302,418)				(302,092)	(326)
Unrealized gain (loss) on available-for-sale securities, net	(23,257)			(23,257)
Currency translation adjustments	22,227			22,142		85
Balances at Dec. 31, 2011	1,062,349	8,797	715,098	62,497	269,278	6,679
Balances (in shares) at Dec. 31, 2011	66,143	66,143
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	4,458	56	4,402
Issuance of ordinary shares pursuant to stock plans (in shares)		418
Issuance of ordinary shares pursuant to convertible bond conversion	2,000	10	1,990
Issuance of ordinary shares pursuant to convertible bond conversion (in shares)	100	78
Stock-based compensation expenses	19,358		16,252			3,106
Sale (purchase) of subsidiaries' shares from non-controlling interest	(3,457)		(7,477)			4,020
Settlement of share-based awards in subsidiary	1,230		5,984			(4,754)
Net income (loss)	31,855				31,738	117
Unrealized gain (loss) on available-for-sale securities, net	30,373			30,373
Currency translation adjustments	(2,293)			(2,328)		35
Balances at Dec. 31, 2012	$ 1,145,873	$ 8,863	$ 736,249	$ 90,542	$ 301,016	$ 9,203
Balances (in shares) at Dec. 31, 2012	66,639	66,639